Stockholders' Deficit (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock issued	0	0	0
Preferred stock outstanding	0	0	0
Common Class A [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding	3,329,638	5,076,777	23,000,000
Common stock shares subject to possible redemption	3,329,638	5,076,777	23,000,000
Common stock shares outstanding	3,329,638	5,076,777
Common Class B [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding	5,750,000	5,750,000	5,750,000
Conversion rate percentage of common stock outstanding	20.00%	20.00%